GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Financial Statements

Year ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Year ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of

Genworth Life Insurance Company of New York

and

Contract Owners of

Genworth Life of New York VA Separate Account 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Genworth Life of New York VA Separate Account 2 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying investments. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Genworth Life Insurance Company of New York separate account investment companies since 2000.

Richmond, Virginia

April 23, 2026

Appendix

Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio — Class A

AB Trust

AB International Value Fund — Class A

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Discovery Large Cap Fund — Class A (1)

AIM Equity Funds (Invesco Equity Funds)

Invesco Charter Fund — Class A

Invesco Main Street Fund® — Class A

AIM Growth Series (Invesco Growth Series)

Invesco Main Street Mid Cap Fund® — Class A

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Global Fund — Class A

AIM Sector Funds (Invesco Sector Funds)

Invesco Comstock Fund — Class A

Allspring Funds Trust

Allspring Disciplined U.S. Core Fund — Class A

Allspring Special Large Cap Value Fund — Class A

Allspring Treasury Plus Money Market Fund — Class A

American Century Capital Portfolios, Inc.

American Century Equity Income Fund — A Class

American Century Government Income Trust

American Century Inflation — Adjusted Bond Fund — A Class

BlackRock Global Allocation Fund, Inc.

BlackRock Global Allocation Fund — Investor A

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Focus Value Fund, Inc. — Investor A

Calamos Investment Trust

Calamos Growth Fund — Class A

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Global Realty Shares, Inc. — Class A

Columbia Acorn Trust

Columbia Acorn Fund — Class A

Columbia Acorn International SelectSM — Class A

Columbia Funds Series Trust

Columbia Large Cap Growth Opportunity Fund — Class A

Columbia Select Mid Cap Value Fund — Class A

Davis New York Venture Fund, Inc.

Davis New York Venture Fund — Class A

Eaton Vance Mutual Funds Trust

Eaton Vance Floating-Rate Fund — Class A

Eaton Vance Special Investment Trust

Eaton Vance Large-Cap Value Fund — Class A

Federated Hermes Equity Funds

Federated Hermes Kaufmann Fund — Class A

Fidelity Advisor Series I

Fidelity Advisor® Equity Growth Fund — Class A

Fidelity Advisor Series II

Fidelity Advisor® Mid Cap II Fund — Class A

Fidelity Contrafund

Fidelity Advisor® New Insights Fund — Class A

Franklin Fund Allocator Series

Franklin Global Allocation Fund — Class A

Franklin Value Investors Trust

Franklin Small Cap Value Fund — Class A

JPMorgan Trust II

JPMorgan Core Bond Fund — Class A

JPMorgan Investor Growth & Income Fund — Class A

Janus Investment Fund

Janus Henderson Forty Fund — Class A

Legg Mason Global Asset Management Trust

ClearBridge Value Fund — Class FI (1)

Legg Mason Partners Variable Equity Trust

ClearBridge Growth Fund — Class FI (1)

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Affiliated Fund — Class A

Lord Abbett Bond Debenture Fund, Inc.

Lord Abbett Bond Debenture Fund — Class A

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Mid Cap Stock Fund — Class A

PIMCO Funds

PIMCO High Yield Fund — Class A

PIMCO Long-Term U.S. Government Fund — Class A

PIMCO Low Duration Fund — Class A

PIMCO Total Return Fund — Class A

Prudential Investment Portfolios 18

PGIM Jennison Focused Growth Fund — Class A

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund, Inc. — Class A

Putnam Investment Funds

Putnam International Small Cap Fund — Class A (1)

T. Rowe Price Capital Appreciation Fund

T. Rowe Price Capital Appreciation Fund — Advisor Class

T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund — Advisor Class

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Growth Stock Fund — Advisor Class

The AB Portfolios

AB All Market Total Return Portfolio — Class A

AB Wealth Appreciation Strategy — Class A

The Advisors’ Inner Circle Fund III

First Foundation Total Return Fund — Class A

Thornburg Investment Trust

Thornburg International Equity Fund — Class A

Thornburg Small/Mid Cap Growth Fund — Class A

Virtus Investment Trust

Virtus NFJ International Value Fund — Class A

Virtus NFJ Large-Cap Value Fund — Class A

Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, and the statements of changes in net assets for the for the year ended December 31, 2025 and for the period from October 25, 2024 (inception) to December 31, 2024.

Fidelity Puritan Trust

Fidelity® Balanced Fund — Class A

Fidelity Stock Fund

Fidelity® Leveraged Company Stock Fund — Class A

(1)	See Note 1 to the financial statements for the former name of the subaccount.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities

December 31, 2025

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Discovery Large Cap Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

Assets:
Investments at fair value (note 2b)	$—	$—	$—	$93,430	$93,563
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	—	—	—	93,430	93,563

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	—	—	4	4
Payable for units withdrawn	—	—	—	1	1
Total liabilities	—	—	—	5	5

Net assets	$—	$—	$—	$93,425	$93,558

Investments in securities at cost	$—	$—	$—	$94,650	$91,179
Shares outstanding	—	—	—	4,376	1,496

	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.

	American Century Inflation-Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares, Inc. — Class A

Assets:
Investments at fair value (note 2b)	$113,778	$220,654	$46,952	$16,875	$46,988
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	113,778	220,654	46,952	16,875	46,988

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5	9	2	2	2
Payable for units withdrawn	1	196	2	1	2
Total liabilities	6	205	4	3	4

Net assets	$113,772	$220,449	$46,948	$16,872	$46,984

Investments in securities at cost	$121,955	$204,301	$43,380	$13,191	$44,371
Shares outstanding	10,795	10,923	2,389	357	866

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2025

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust			American Century Capital Portfolios, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Disciplined U.S. Core Fund — Class A	Allspring Special Large Cap Value Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class

$46,341	$19,475	$19,410	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
46,341	19,475	19,410	—	—	—	—

1	1	1	—	—	—	—
2	202	137	—	—	—	—
3	203	138	—	—	—	—

$46,338	$19,272	$19,272	$—	$—	$—	$—

$43,924	$21,540	$18,398	$—	$—	$—	$—
1,612	225	631	—	—	—	—

Columbia Acorn Trust		Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust

Columbia Acorn Fund — Class A	Columbia Acorn International SelectSM — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A

$78,236	$—	$—	$51,484	$57,179	$65,561	$1
—	—	—	—	—	455	—
—	—	—	—	—	—	—
78,236	—	—	51,484	57,179	66,016	1

4	—	—	2	3	3	1
—	—	—	1	1	3	—
4	—	—	3	4	6	1

$78,232	$—	$—	$51,481	$57,175	$66,010	$—

$85,522	$—	$—	$49,245	$52,880	$68,082	$1
8,751	—	—	3,531	1,977	7,842	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2025

	Federated Hermes Equity Funds	Fidelity Advisor Series I	Fidelity Advisor Series II	Fidelity Contrafund	Fidelity Puritan Trust

	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Mid Cap II Fund — Class A	Fidelity Advisor® New Insights Fund — Class A	Fidelity® Balanced Fund — Class A

Assets:
Investments at fair value (note 2b)	$62,071	$46,726	$—	$80,710	$5,772
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	62,071	46,726	—	80,710	5,772

Liabilities:
Accrued expenses payable to affiliate (note 4b)	3	2	—	4	1
Payable for units withdrawn	1	2	—	1	—
Total liabilities	4	4	—	5	1

Net assets	$62,067	$46,722	$—	$80,705	$5,771

Investments in securities at cost	$67,482	$38,659	$—	$60,341	$5,356
Shares outstanding	11,144	2,084	—	1,753	180

	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.	Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds

	ClearBridge Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A	Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A

Assets:
Investments at fair value (note 2b)	$ 1	$—	$65,904	$46,293	$66,034
Dividend receivable	—	—	323	—	344
Receivable for units sold	—	—	—	—	—
Total assets	1	—	66,227	46,293	66,378

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	—	3	2	3
Payable for units withdrawn	—	—	3	2	3
Total liabilities	1	—	6	4	6

Net assets	$—	$—	$66,221	$46,289	$66,372

Investments in securities at cost	$1	$—	$63,507	$48,178	$68,701
Shares outstanding	—	—	9,053	1,371	8,073

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2025

Fidelity Stock Fund	Franklin Fund Allocator Series	Franklin Value Investors Trust	JPMorgan Trust II		Janus Investment Fund	Legg Mason Global Asset Management Trust

Fidelity® Leveraged Company Stock Fund — Class A	Franklin Global Allocation Fund — Class A	Franklin Small Cap Value Fund — Class A	JPMorgan Core Bond Fund — Class A	JPMorgan Investor Growth & Income Fund — Class A	Janus Henderson Forty Fund — Class A	ClearBridge Value Fund — Class FI

$—	$329,118	$46,115	$156,752	$—	$1	$46,589
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	329,118	46,115	156,752	—	1	46,589

—	14	4	7	—	1	11
—	—	2	—	—	—	3
—	14	6	7	—	1	14

$—	$329,104	$46,109	$156,745	$—	$—	$46,575

$—	$230,507	$44,879	$161,678	$—	$—	$47,021
—	19,090	828	15,029	—	—	387

PIMCO Funds (continued)			Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund

PIMCO Long-Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A	Putnam International Small Cap Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class

$188,506	$133,130	$286,002	$16,256	$—	$46,952	$5,033
602	443	1,021	—	—	—	—
—	—	—	—	—	—	—
189,108	133,573	287,023	16,256	—	46,952	5,033

8	5	13	1	—	2	(1)
—	2	249	1	—	2	—
8	7	262	2	—	4	(1)

$189,100	$133,566	$286,761	$16,254	$—	$46,948	$5,034

$194,108	$137,054	$297,372	$11,835	$—	$39,424	$4,506
13,455	14,223	32,280	548	—	1,052	143

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2025

	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios		The Advisors’ Inner Circle Fund III

	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A	AB Wealth Appreciation Strategy — Class A	First Foundation Total Return Fund — Class A

Assets:
Investments at fair value (note 2b)	$19,455	$ 2	$256,298	$—	$76,579
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	19,455	2	256,298	—	76,579

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	2	10	—	4
Payable for units withdrawn	181	—	1	—	1
Total liabilities	183	2	11	—	5

Net assets	$19,272	$—	$256,287	$—	$76,574

Investments in securities at cost	$17,473	$1	$251,899	$—	$78,656
Shares outstanding	507	—	16,600	—	2,910

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2025

Thornburg Investment Trust		Virtus Investment Trust

Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

$—	$ 1	$10,093	$—
—	—	—	—
—	—	—	—
—	1	10,093	—

—	1	—	—
—	—	—	—
—	1	—	—

$—	$—	$10,093	$—

$—	$ 1	$ 7,730	$—
—	—	412	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Discovery Large Cap Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$208	$315
Mortality and expense risk and administrative charges (note 4a)	—	—	1,603	626	1,026
Net investment income (expense)	—	—	(1,603)	(418)	(711)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	52,668	283	851
Change in unrealized appreciation (depreciation)	—	—	(36,695)	(1,219)	2,352
Capital gain distributions	—	—	—	6,107	6,229
Net realized and unrealized gain (loss) on investments	—	—	15,973	5,171	9,432

Increase in net assets from operations	$—	$—	$14,370	$4,753	$8,721

	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.

	American Century Inflation- Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares, Inc. — Class A

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$4,553	$5,272	$870	$—	$1,466
Mortality and expense risk and administrative charges (note 4a)	1,756	3,310	716	260	713
Net investment income (expense)	2,797	1,962	154	(260)	753

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,218)	1,447	1,068	599	456
Change in unrealized appreciation (depreciation)	4,902	16,849	2,878	581	2,668
Capital gain distributions	—	13,872	5,828	1,345	—
Net realized and unrealized gain (loss) on investments	2,684	32,168	9,774	2,525	3,124

Increase in net assets from operations	$5,481	$34,130	$9,928	$2,265	$3,877

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust			American Century Capital Portfolios, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Disciplined U.S. Core Fund — Class A	Allspring Special Large Cap Value Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$85	$—	$681	$—	$—	$718	$—
713	323	724	—	—	264	—
(628)	(323)	(43)	—	—	454	—

1,186	20	4,589	—	—	—	—
(947)	(1,049)	1,273	—	—	—	—
3,775	3,844	1,304	—	—	—	—
4,014	2,815	7,166	—	—	—	—

$3,386	$2,492	$7,123	$—	$—	$454	$—

Columbia Acorn Trust		Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust

Columbia Acorn Fund — Class A	Columbia Acorn International SelectSM — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$—	$—	$—	$322	$350	$4,918	$—
1,249	—	—	791	470	1,042	—
(1,249)	—	—	(469)	(120)	3,876	—

(2,135)	—	—	(43)	348	(556)	—
6,832	—	—	3,417	5,220	(2,038)	—
—	—	—	3,042	2,462	—	—
4,697	—	—	6,416	8,030	(2,594)	—

$3,448	$—	$—	$5,947	$7,910	$1,282	$—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

	Federated Hermes Equity Funds	Fidelity Advisor Series I	Fidelity Advisor Series II	Fidelity Contrafund	Fidelity Puritan Trust

	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Mid Cap II Fund — Class A	Fidelity Advisor® New Insights Fund — Class A	Fidelity® Balanced Fund — Class A

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$—	$89
Mortality and expense risk and administrative charges (note 4a)	567	1,515	400	1,235	81
Net investment income (expense)	(567)	(1,515)	(400)	(1,235)	8

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(109)	17,836	(839)	5,730	48
Change in unrealized appreciation (depreciation)	(4,285)	(2,408)	787	2,957	467
Capital gain distributions	6,145	288	1,975	7,802	218
Net realized and unrealized gain (loss) on investments	1,751	15,716	1,923	16,489	733

Increase in net assets from operations	$1,184	$14,201	$1,523	$15,254	$741

	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.	Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds

	ClearBridge Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A	Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$—	$—	$4,123	$205	$4,062
Mortality and expense risk and administrative charges (note 4a)	—	—	1,043	712	1,043
Net investment income (expense)	—	—	3,080	(507)	3,019

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	390	(708)	(1,465)
Change in unrealized appreciation (depreciation)	—	—	940	908	2,702
Capital gain distributions	—	—	—	3,029	—
Net realized and unrealized gain (loss) on investments	—	—	1,330	3,229	1,237

Increase in net assets from operations	$—	$—	$4,410	$2,722	$4,256

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

Fidelity Stock Fund	Franklin Fund Allocator Series	Franklin Value Investors Trust	JPMorgan Trust II		Janus Investment Fund	Legg Mason Global Asset Management Trust

Fidelity® Leveraged Company Stock Fund — Class A	Franklin Global Allocation Fund — Class A	Franklin Small Cap Value Fund — Class A	JPMorgan Core Bond Fund — Class A	JPMorgan Investor Growth & Income Fund — Class A	Janus Henderson Forty Fund — Class A	ClearBridge Value Fund — Class FI

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$—	$2,764	$451	$5,668	$—	$—	$408
—	5,083	713	2,302	—	—	713
—	(2,319)	(262)	3,366	—	—	(305)

—	12,267	711	(2,674)	—	—	(115)
—	19,475	(366)	7,616	—	—	1,255
—	13,384	2,992	—	—	—	3,219
—	45,126	3,337	4,942	—	—	4,359

$—	$42,807	$3,075	$8,308	$—	$—	$4,054

PIMCO Funds (continued)			Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund

PIMCO Long- Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A	Putnam International Small Cap Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$6,030	$5,409	$13,749	$—	$—	$2,604	$76
2,612	2,006	5,077	256	—	716	78
3,418	3,403	8,672	(256)	—	1,888	(2)

(2,541)	(1,274)	(11,428)	763	—	3,727	90
8,499	2,921	25,776	1,118	—	3,276	58
—	—	—	652	—	2,831	321
5,958	1,647	14,348	2,533	—	9,834	469

$9,376	$5,050	$23,020	$2,277	$—	$11,722	$467

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios		The Advisors’ Inner Circle Fund III

	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A	AB Wealth Appreciation Strategy — Class A	First Foundation Total Return Fund — Class A

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$274	$—	$7,245	$—	$2,823
Mortality and expense risk and administrative charges (note 4a)	322	—	2,585	—	1,023
Net investment income (expense)	(48)	—	4,660	—	1,800

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	271	—	3,055	—	(126)
Change in unrealized appreciation (depreciation)	1,885	—	(4,541)	—	3,113
Capital gain distributions	215	—	18,693	—	1,050
Net realized and unrealized gain (loss) on investments	2,371	—	17,207	—	4,037

Increase in net assets from operations	$2,323	$—	$21,867	$—	$5,837

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

Thornburg Investment Trust		Virtus Investment Trust

Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$—	$—	$520	$—
—	—	157	—
—	—	363	—

—	—	379	—
—	—	2,429	—
—	—	—	—
—	—	2,808	—

$—	$—	$3,171	$—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets

	AB Cap Fund, Inc.		AB Trust		AIM Counselor Series Trust (Invesco Counselor Series Trust)

	AB Small Cap Growth Portfolio — Class A		AB International Value Fund — Class A		Invesco Discovery Large Cap Fund — Class A

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$—	$—	$(1,603)	$(2,212)
Net realized gain (loss) on investments	—	—	—	—	52,668	14,816
Change in unrealized appreciation (depreciation) on investments	—	—	—	—	(36,695)	23,549
Capital gain distributions	—	—	—	—	—	5,495
Increase (decrease) in net assets from operations	—	—	—	—	14,370	41,648

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—	—	—	(11,313)	(10,611)
Administrative expenses	—	—	—	—	(2,244)	(3,077)
Transfers between subaccounts (including fixed account), net	—	—	—	—	(188,745)	60,906
Increase (decrease) in net assets from capital transactions	—	—	—	—	(202,302)	47,218
Increase (decrease) in net assets	—	—	—	—	(187,932)	88,866
Net assets at beginning of year	—	—	—	—	187,932	99,066
Net assets at end of year	$—	$—	$—	$—	$—	$187,932

Change in units (note 5):
Units purchased	—	—	—	—	1,134	3,429
Units redeemed	—	—	—	—	(6,064)	(1,925)
Net increase (decrease) in units from capital transactions with contract owners	—	—	—	—	(4,930)	1,504

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

AIM Equity Funds (Invesco Equity Funds)				AIM Growth Series (Invesco Growth Series)		AIM International Mutual Funds (Invesco International Mutual Funds)		AIM Sector Funds (Invesco Sector Funds)

Invesco Charter Fund — Class A		Invesco Main Street Fund® — Class A		Invesco Main Street Mid Cap Fund® — Class A		Invesco Global Fund — Class A		Invesco Comstock Fund — Class A

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(418)	$—	$(711)	$(2)	$(628)	$(652)	$(323)	$(349)	$(43)	$74
283	—	851	371	1,186	2,114	20	9	4,589	1,191
(1,219)	—	2,352	32	(947)	2,380	(1,049)	1,020	1,273	2,804
6,107	—	6,229	2,409	3,775	3,770	3,844	2,191	1,304	5,121
4,753	—	8,721	2,810	3,386	7,612	2,492	2,871	7,123	9,190

(4,582)	—	(7,414)	(1,849)	(5,109)	(3,468)	(2,310)	(2,489)	(5,144)	(5,968)
(918)	—	(1,479)	(473)	(1,019)	(1,054)	(564)	(564)	(1,121)	(1,622)
94,172	—	46,412	46,830	2,086	(5,641)	(70)	(1,055)	(48,850)	(5,080)
88,672	—	37,519	44,508	(4,042)	(10,163)	(2,944)	(4,108)	(55,115)	(12,670)
93,425	—	46,240	47,318	(656)	(2,551)	(452)	(1,237)	(47,992)	(3,480)
—	—	47,318	—	46,994	49,545	19,724	20,961	67,264	70,744
$93,425	$—	$93,558	$47,318	$46,338	$46,994	$19,272	$19,724	$19,272	$67,264

3,008	—	1,438	1,509	326	217	118	118	186	227
(262)	—	(482)	(202)	(451)	(549)	(218)	(274)	(1,672)	(605)
2,746	—	956	1,307	(125)	(332)	(100)	(156)	(1,486)	(378)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Allspring Funds Trust

	Allspring Disciplined U.S. Core Fund — Class A		Allspring Special Large Cap Value Fund — Class A		Allspring Treasury Plus Money Market Fund — Class A

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$—	$—	$454	$238
Net realized gain (loss) on investments	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	—	—	—	—	—	—
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—	454	238

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—	—	—	(78,684)	—
Administrative expenses	—	—	—	—	(384)	(491)
Transfers between subaccounts (including fixed account), net	—	—	—	—	2,220	76,647
Increase (decrease) in net assets from capital transactions	—	—	—	—	(76,848)	76,156
Increase (decrease) in net assets	—	—	—	—	(76,394)	76,394
Net assets at beginning of year	—	—	—	—	76,394	—
Net assets at end of year	$—	$—	$—	$—	$—	$76,394

Change in units (note 5):
Units purchased	—	—	—	—	9,007	8,215
Units redeemed	—	—	—	—	(17,168)	(53)
Net increase (decrease) in units from capital transactions with contract owners	—	—	—	—	(8,161)	8,162

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

American Century Capital Portfolios, Inc.		American Century Government Income Trust		BlackRock Global Allocation Fund, Inc.		BlackRock Large Cap Focus Value Fund, Inc.		Calamos Investment Trust

American Century Equity Income Fund — A Class		American Century Inflation-Adjusted Bond Fund — A Class		BlackRock Global Allocation Fund — Investor A		BlackRock Large Cap Focus Value Fund, Inc. — Investor A		Calamos Growth Fund — Class A

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$—	$—	$2,797	$267	$1,962	$(924)	$154	$205	$(260)	$(248)
—	—	(2,218)	(4,422)	1,447	558	1,068	1,562	599	659
—	—	4,902	4,383	16,849	2,391	2,878	(229)	581	2,537
—	—	—	—	13,872	12,584	5,828	2,959	1,345	957
—	—	5,481	228	34,130	14,609	9,928	4,497	2,265	3,905

—	—	(11,473)	(12,159)	(9,701)	(7,034)	(5,126)	(3,925)	(361)	(363)
—	—	(2,715)	(3,079)	(4,282)	(4,197)	(1,024)	(1,104)	(240)	(238)
—	—	1,581	(11,102)	(7,835)	3,798	(4,531)	(4,437)	76	(2,134)
—	—	(12,607)	(26,340)	(21,818)	(7,433)	(10,681)	(9,466)	(525)	(2,735)
—	—	(7,126)	(26,112)	12,312	7,176	(753)	(4,969)	1,740	1,170
—	—	120,898	147,010	208,137	200,961	47,701	52,670	15,132	13,962
$—	$—	$113,772	$120,898	$220,449	$208,137	$46,948	$47,701	$16,872	$15,132

—	—	1,425	1,621	322	549	182	248	61	20
—	—	(2,515)	(3,946)	(1,555)	(996)	(544)	(603)	(72)	(114)
—	—	(1,090)	(2,325)	(1,233)	(447)	(362)	(355)	(11)	(94)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Cohen & Steers Global Realty Shares, Inc.		Columbia Acorn Trust

	Cohen & Steers Global Realty Shares, Inc. — Class A		Columbia Acorn Fund — Class A		Columbia Acorn International SelectSM — Class A

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$753	$443	$(1,249)	$(1,202)	$—	$—
Net realized gain (loss) on investments	456	751	(2,135)	(3,810)	—	—
Change in unrealized appreciation (depreciation) on investments	2,668	(1,192)	6,832	13,729	—	—
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	3,877	2	3,448	8,717	—	—

From capital transactions (note 4):
Transfers for contract benefits and terminations	(5,104)	(3,476)	(722)	(725)	—	—
Administrative expenses	(1,019)	(1,047)	(1,336)	(1,286)	—	—
Transfers between subaccounts (including fixed account), net	1,727	1,901	5,240	(5,647)	—	—
Increase (decrease) in net assets from capital transactions	(4,396)	(2,622)	3,182	(7,658)	—	—
Increase (decrease) in net assets	(519)	(2,620)	6,630	1,059	—	—
Net assets at beginning of year	47,503	50,123	71,602	70,543	—	—
Net assets at end of year	$46,984	$47,503	$78,232	$71,602	$—	$—

Change in units (note 5):
Units purchased	604	781	604	246	—	—
Units redeemed	(910)	(929)	(427)	(547)	—	—
Net increase (decrease) in units from capital transactions with contract owners	(306)	(148)	177	(301)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Columbia Funds Series Trust				Davis New York Venture Fund, Inc.		Eaton Vance Mutual Funds Trust		Eaton Vance Special Investment Trust

Columbia Large Cap Growth Opportunity Fund — Class A		Columbia Select Mid Cap Value Fund — Class A		Davis New York Venture Fund — Class A		Eaton Vance Floating-Rate Fund — Class A		Eaton Vance Large-Cap Value Fund — Class A

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$—	$(438)	$(469)	$(191)	$(120)	$(6)	$3,876	$5,063	$—	$—
—	5,547	(43)	432	348	(18)	(556)	(140)	—	—
—	(1,265)	3,417	(1,958)	5,220	(207)	(2,038)	(131)	—	—
—	1,306	3,042	2,421	2,462	1,589	—	—	—	—
—	5,150	5,947	704	7,910	1,358	1,282	4,792	—	—

—	(1,598)	(5,480)	(2,215)	(3,029)	(725)	(9,794)	(9,185)	—	—
—	(583)	(1,113)	(563)	(646)	(184)	(1,654)	(1,753)	—	—
—	(52,734)	(31)	49,457	43,398	(468)	1,704	1,565	—	—
—	(54,915)	(6,624)	46,679	39,723	(1,377)	(9,744)	(9,373)	—	—
—	(49,765)	(677)	47,383	47,633	(19)	(8,462)	(4,581)	—	—
—	49,765	52,158	4,775	9,542	9,561	74,472	79,053	—	—
$—	$—	$51,481	$52,158	$57,175	$9,542	$66,010	$74,472	$—	$—

—	92	299	1,920	1,580	18	771	644	—	—
—	(2,226)	(516)	(269)	(283)	(74)	(1,402)	(1,260)	—	—
—	(2,134)	(217)	1,651	1,297	(56)	(631)	(616)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Federated Hermes Equity Funds		Fidelity Advisor Series I		Fidelity Advisor Series II

	Federated Hermes Kaufmann Fund — Class A		Fidelity Advisor® Equity Growth Fund — Class A		Fidelity Advisor® Mid Cap II Fund — Class A

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(567)	$(243)	$(1,515)	$(1,590)	$(400)	$(240)
Net realized gain (loss) on investments	(109)	(23)	17,836	8,266	(839)	418
Change in unrealized appreciation (depreciation) on investments	(4,285)	763	(2,408)	1,021	787	(787)
Capital gain distributions	6,145	1,464	288	15,901	1,975	1,984
Increase (decrease) in net assets from operations	1,184	1,961	14,201	23,598	1,523	1,375

From capital transactions (note 4):
Transfers for contract benefits and terminations	(2,275)	—	(10,755)	(7,637)	(2,826)	(1,861)
Administrative expenses	(718)	(251)	(2,144)	(2,204)	(560)	(472)
Transfers between subaccounts (including fixed account), net	49,434	(996)	(96,416)	60,822	(45,168)	47,989
Increase (decrease) in net assets from capital transactions	46,441	(1,247)	(109,315)	50,981	(48,554)	45,656
Increase (decrease) in net assets	47,625	714	(95,114)	74,579	(47,031)	47,031
Net assets at beginning of year	14,442	13,728	141,836	67,257	47,031	—
Net assets at end of year	$62,067	$14,442	$46,722	$141,836	$—	$47,031

Change in units (note 5):
Units purchased	1,727	20	498	1,847	333	1,916
Units redeemed	(208)	(66)	(2,375)	(798)	(1,959)	(290)
Net increase (decrease) in units from capital transactions with contract owners	1,519	(46)	(1,877)	1,049	(1,626)	1,626

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Fidelity Contrafund		Fidelity Puritan Trust		Fidelity Stock Fund		Franklin Fund Allocator Series		Franklin Value Investors Trust

Fidelity Advisor® New Insights Fund — Class A		Fidelity® Balanced Fund — Class A		Fidelity® Leveraged Company Stock Fund — Class A		Franklin Global Allocation Fund — Class A		Franklin Small Cap Value Fund — Class A

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Period from October 25 to December 31, 2024	Year ended December 31, 2025	Period from October 25 to December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(1,235)	$(2,916)	$8	$9	$—	$—	$(2,319)	$(1,548)	$(262)	$(378)
5,730	48,985	48	3	—	—	12,267	9,040	711	1,969
2,957	7,907	467	(51)	—	—	19,475	26,780	(366)	1,332
7,802	5,546	218	55	—	—	13,384	—	2,992	2,580
15,254	59,522	741	16	—	—	42,807	34,272	3,075	5,503

(5,855)	(10,347)	(334)	—	—	—	(22,052)	(17,770)	(5,117)	(3,463)
(1,501)	(3,830)	(127)	(27)	—	—	(7,825)	(7,822)	(1,021)	(1,051)
(4,866)	(238,615)	(101)	5,603	—	—	(3,479)	(6,300)	2,241	(4,035)
(12,222)	(252,792)	(562)	5,576	—	—	(33,356)	(31,892)	(3,897)	(8,549)
3,032	(193,270)	179	5,592	—	—	9,451	2,380	(822)	(3,046)
77,673	270,943	5,592	—	—	—	319,653	317,273	46,931	49,977
$80,705	$77,673	$5,771	$5,592	$—	$—	$329,104	$319,653	$46,109	$46,931

234	142	32	567	—	—	291	195	494	417
(482)	(6,568)	(81)	(9)	—	—	(2,112)	(2,116)	(613)	(697)
(248)	(6,426)	(49)	558	—	—	(1,821)	(1,921)	(119)	(280)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	JPMorgan Trust II				Janus Investment Fund

	JPMorgan Core Bond Fund — Class A		JPMorgan Investor Growth & Income Fund — Class A		Janus Henderson Forty Fund — Class A

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$3,366	$2,879	$—	$—	$—	$(593)
Net realized gain (loss) on investments	(2,674)	(2,464)	—	—	—	18,939
Change in unrealized appreciation (depreciation) on investments	7,616	(144)	—	—	—	(8,302)
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	8,308	271	—	—	—	10,044

From capital transactions (note 4):
Transfers for contract benefits and terminations	(20,985)	(15,536)	—	—	—	(2,074)
Administrative expenses	(3,590)	(2,904)	—	—	—	(780)
Transfers between subaccounts (including fixed account), net	22,061	57,796	—	—	—	(74,480)
Increase (decrease) in net assets from capital transactions	(2,514)	39,356	—	—	—	(77,334)
Increase (decrease) in net assets	5,794	39,627	—	—	—	(67,290)
Net assets at beginning of year	150,951	111,324	—	—	—	67,290
Net assets at end of year	$156,745	$150,951	$—	$—	$—	$—

Change in units (note 5):
Units purchased	3,556	5,406	—	—	—	49
Units redeemed	(3,743)	(2,223)	—	—	—	(2,044)
Net increase (decrease) in units from capital transactions with contract owners	(187)	3,183	—	—	—	(1,995)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Legg Mason Global Asset Management Trust		Legg Mason Partners Variable Equity Trust		Lord Abbett Affiliated Fund, Inc.		Lord Abbett Bond Debenture Fund, Inc.		Lord Abbett Mid Cap Stock Fund, Inc.

ClearBridge Value Fund — Class FI		ClearBridge Growth Fund — Class FI		Lord Abbett Affiliated Fund — Class A		Lord Abbett Bond Debenture Fund — Class A		Lord Abbett Mid Cap Stock Fund — Class A

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(305)	$(150)	$—	$—	$—	$—	$3,080	$3,380	$(507)	$(73)
(115)	533	—	—	—	—	390	391	(708)	380
1,255	(1,687)	—	—	—	—	940	178	908	(2,793)
3,219	3,407	—	—	—	—	—	—	3,029	3,881
4,054	2,103	—	—	—	—	4,410	3,949	2,722	1,395

(5,106)	(1,855)	—	—	—	—	(9,826)	(9,183)	(5,109)	(1,858)
(1,017)	(472)	—	—	—	—	(1,656)	(1,753)	(1,018)	(472)
1,360	47,508	—	—	—	—	(486)	1,245	2,332	48,297
(4,763)	45,181	—	—	—	—	(11,968)	(9,691)	(3,795)	45,967
(709)	47,284	—	—	—	—	(7,558)	(5,742)	(1,073)	47,362
47,284	—	—	—	—	—	73,779	79,521	47,362	—
$46,575	$47,284	$—	$—	$—	$—	$66,221	$73,779	$46,289	$47,362

279	1,955	—	—	—	—	444	394	368	2,190
(435)	(301)	—	—	—	—	(1,097)	(939)	(510)	(294)
(156)	1,654	—	—	—	—	(653)	(545)	(142)	1,896

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	PIMCO Funds

	PIMCO High Yield Fund — Class A		PIMCO Long-Term U.S. Government Fund — Class A		PIMCO Low Duration Fund — Class A

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$3,019	$3,364	$3,418	$2,934	$3,403	$3,574
Net realized gain (loss) on investments	(1,465)	(1,519)	(2,541)	(5,105)	(1,274)	(1,502)
Change in unrealized appreciation (depreciation) on investments	2,702	1,809	8,499	(12,519)	2,921	2,323
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	4,256	3,654	9,376	(14,690)	5,050	4,395

From capital transactions (note 4):
Transfers for contract benefits and terminations	(9,815)	(9,178)	(24,771)	(24,890)	(13,949)	(13,245)
Administrative expenses	(1,656)	(1,753)	(4,134)	(4,801)	(3,363)	(3,462)
Transfers between subaccounts (including fixed account), net	(485)	1,677	48,812	(45,637)	2,685	5,604
Increase (decrease) in net assets from capital transactions	(11,956)	(9,254)	19,907	(75,328)	(14,627)	(11,103)
Increase (decrease) in net assets	(7,700)	(5,600)	29,283	(90,018)	(9,577)	(6,708)
Net assets at beginning of year	74,072	79,672	159,817	249,835	143,143	149,851
Net assets at end of year	$66,372	$74,072	$189,100	$159,817	$133,566	$143,143

Change in units (note 5):
Units purchased	486	437	6,374	3,896	1,510	1,313
Units redeemed	(1,124)	(945)	(4,665)	(9,653)	(2,821)	(2,328)
Net increase (decrease) in units from capital transactions with contract owners	(638)	(508)	1,709	(5,757)	(1,311)	(1,015)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

PIMCO Funds (continued)		Prudential Investment Portfolios 18		Prudential Jennison Natural Resources Fund, Inc.		Putnam Investment Funds		T. Rowe Price Capital Appreciation Fund

PIMCO Total Return Fund — Class A		PGIM Jennison Focused Growth Fund — Class A		PGIM Jennison Natural Resources Fund, Inc. — Class A		Putnam International Small Cap Fund — Class A		T. Rowe Price Capital Appreciation Fund — Advisor Class

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$8,672	$9,484	$(256)	$(244)	$—	$—	$1,888	$1,037	$(2)	$12
(11,428)	(6,650)	763	705	—	—	3,727	1,766	90	96
25,776	(449)	1,118	3,421	—	—	3,276	(1,932)	58	—
—	—	652	—	—	—	2,831	—	321	357
23,020	2,385	2,277	3,882	—	—	11,722	871	467	465

(34,639)	(35,492)	—	—	—	—	(5,117)	(3,455)	(361)	(363)
(7,514)	(7,811)	(261)	(256)	—	—	(1,026)	(1,049)	(92)	(92)
(62,650)	69,406	(535)	(2,574)	—	—	(6,568)	1,226	260	(42)
(104,803)	26,103	(796)	(2,830)	—	—	(12,711)	(3,278)	(193)	(497)
(81,783)	28,488	1,481	1,052	—	—	(989)	(2,407)	274	(32)
368,544	340,056	14,773	13,721	—	—	47,937	50,344	4,760	4,792
$286,761	$368,544	$16,254	$14,773	$—	$—	$46,948	$47,937	$5,034	$4,760

4,048	7,129	224	147	—	—	498	576	11	5
(11,924)	(5,064)	(270)	(415)	—	—	(1,340)	(806)	(16)	(21)
(7,876)	2,065	(46)	(268)	—	—	(842)	(230)	(5)	(16)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	T. Rowe Price Equity Income Fund		T. Rowe Price Growth Stock Fund, Inc.		The AB Portfolios

	T. Rowe Price Equity Income Fund — Advisor Class		T. Rowe Price Growth Stock Fund — Advisor Class		AB All Market Total Return Portfolio — Class A

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(48)	$10	$—	$—	$4,660	$1,801
Net realized gain (loss) on investments	271	8,618	—	—	3,055	1,514
Change in unrealized appreciation (depreciation) on investments	1,885	(1,066)	—	—	(4,541)	4,673
Capital gain distributions	215	1,233	—	—	18,693	—
Increase (decrease) in net assets from operations	2,323	8,795	—	—	21,867	7,988

From capital transactions (note 4):
Transfers for contract benefits and terminations	(2,305)	(4,588)	—	—	(17,345)	(5,962)
Administrative expenses	(559)	(1,343)	—	—	(3,878)	(2,522)
Transfers between subaccounts (including fixed account), net	88	(71,444)	—	—	140,859	(503)
Increase (decrease) in net assets from capital transactions	(2,776)	(77,375)	—	—	119,636	(8,987)
Increase (decrease) in net assets	(453)	(68,580)	—	—	141,503	(999)
Net assets at beginning of year	19,725	88,305	—	—	114,784	115,783
Net assets at end of year	$19,272	$19,725	$—	$—	$256,287	$114,784

Change in units (note 5):
Units purchased	67	231	—	—	9,457	340
Units redeemed	(166)	(3,146)	—	—	(1,935)	(933)
Net increase (decrease) in units from capital transactions with contract owners	(99)	(2,915)	—	—	7,522	(593)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

The AB Portfolios (continued)		The Advisors’ Inner Circle Fund III		Thornburg Investment Trust				Virtus Investment Trust

AB Wealth Appreciation Strategy — Class A		First Foundation Total Return Fund — Class A		Thornburg International Equity Fund — Class A		Thornburg Small/Mid Cap Growth Fund — Class A		Virtus NFJ International Value Fund — Class A

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$—	$(438)	$1,800	$2,650	$—	$—	$—	$—	$363	$55
—	7,876	(126)	304	—	—	—	—	379	66
—	(1,044)	3,113	(3,373)	—	—	—	—	2,429	(520)
—	—	1,050	2,802	—	—	—	—	—	—
—	6,394	5,837	2,383	—	—	—	—	3,171	(399)

—	(1,608)	(6,419)	(2,246)	—	—	—	—	(729)	(725)
—	(583)	(1,642)	(1,603)	—	—	—	—	(185)	(184)
—	(53,976)	3,395	3,286	—	—	—	—	(1,724)	1,277
—	(56,167)	(4,666)	(563)	—	—	—	—	(2,638)	368
—	(49,773)	1,171	1,820	—	—	—	—	533	(31)
—	49,773	75,403	73,583	—	—	—	—	9,560	9,591
$—	$—	$76,574	$75,403	$—	$—	$—	$—	$10,093	$9,560

—	20	382	317	—	—	—	—	39	244
—	(2,828)	(602)	(340)	—	—	—	—	(344)	(195)
—	(2,808)	(220)	(23)	—	—	—	—	(305)	49

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Virtus Investment Trust (continued)

Virtus NFJ Large-Cap Value Fund — Class A

	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—
Net realized gain (loss) on investments	—	—
Change in unrealized appreciation (depreciation) on investments	—	—
Capital gain distributions	—	—
Increase (decrease) in net assets from operations	—	—

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—
Administrative expenses	—	—
Transfers between subaccounts (including fixed account), net	—	—
Increase (decrease) in net assets from capital transactions	—	—
Increase (decrease) in net assets	—	—
Net assets at beginning of year	—	—
Net assets at end of year	$—	$—

Change in units (note 5):
Units purchased	—	—
Units redeemed	—	—
Net increase (decrease) in units from capital transactions with contract owners	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements

December 31, 2025

(1)	Description of Entity

Genworth Life of New York VA Separate Account 2 (the “Separate Account”) is a separate investment account established on January 17, 2008, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is a stock life insurance company incorporated under the laws of New York on February 23, 1988. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLAIC is a direct, wholly-owned subsidiary of GLIC, and GLIC is a direct, wholly-owned subsidiary of Genworth North America Corporations (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

Deferred annuities are intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, GLICNY continues to service its existing retained and reinsured blocks of business.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities and variable life insurance. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are also available for sale directly to the general public. GLICNY uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

During the years ended December 31, 2025 and 2024, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Putnam Investment Funds — Putnam International Capital Opportunities Fund — Class A	Putnam Investment Funds — Putnam International Small Cap Fund — Class A	September 30, 2025
AIM Counselor Series Trust (Invesco Counselor Series Trust) — Invesco Capital Appreciation Fund — Class A	AIM Counselor Series Trust (Invesco Counselor Series Trust) — Invesco Discovery Large Cap Fund — Class A	December 20, 2024
Legg Mason Partners Variable Equity Trust — ClearBridge Aggressive Growth Fund — Class FI	Legg Mason Partners Variable Equity Trust — ClearBridge Growth Fund — Class FI	April 29, 2024
Legg Mason Global Asset Management Trust — ClearBridge Value Trust — Class FI	Legg Mason Global Asset Management Trust — ClearBridge Value Fund — Class FI	March 1, 2024

During the year ended December 31, 2024, the following Portfolio(s) were liquidated, and the Portfolio assets were reinvested in new or existing Portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
Fidelity Advisor Series I — Fidelity Advisor® Balanced Fund — Class A	Fidelity Puritan Trust — Fidelity® Balanced Fund — Class A	October 25, 2024
Fidelity Advisor Series I — Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Stock Fund — Fidelity® Leveraged Company Stock Fund — Class A	October 25, 2024

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2025 and there were no transfers between the levels during 2025.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Net Assets

Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

(f) Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts within the Separate Account apply the guidance in Topic 280, Segment Reporting, which impacts financial statement disclosures only and does not affect the financial position or results of operations of the subaccounts of the Separate Account. The subaccounts have acted as single reportable segments, and the CODM of the subaccounts within the Separate Account is the Variable Product Portfolio Manager. The Separate Account is structured with a limited purpose by design, and its sole purpose is to record and report the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. Significant revenues and expenses are reported on the Statements of Changes in Net Assets and are reviewed by the CODM. The accounting policies of the segment are the same as those described in the summary of significant accounting policies herein.

(g) Subsequent Events

No material subsequent events have occurred since December 31, 2025 through April 23, 2026, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2025 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A	$—	$—
AB Trust
AB International Value Fund — Class A	—	—
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Discovery Large Cap Fund — Class A	40,204	244,119
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A	103,705	9,338
Invesco Main Street Fund® — Class A	62,588	19,548
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A	13,761	14,654
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A	7,330	6,503
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A	8,276	62,237
Allspring Funds Trust
Allspring Disciplined U.S. Core Fund — Class A	—	—
Allspring Special Large Cap Value Fund — Class A	—	—
Allspring Treasury Plus Money Market Fund — Class A	85,510	161,646
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class	—	—
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class	20,974	30,784
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A	24,925	30,866
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A	11,679	16,376
Calamos Investment Trust
Calamos Growth Fund — Class A	3,222	2,661
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares, Inc. — Class A	10,236	13,875
Columbia Acorn Trust
Columbia Acorn Fund — Class A	13,590	11,657
Columbia Acorn International SelectSM — Class A	—	—
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A	—	—
Columbia Select Mid Cap Value Fund — Class A	11,809	15,858
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A	51,667	9,598
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A	17,009	22,866
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A	—	—

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A	$58,737	$6,715
Fidelity Advisor Series I
Fidelity Advisor® Equity Growth Fund — Class A	25,968	136,513
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A	11,268	58,250
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A	18,115	23,769
Fidelity Puritan Trust
Fidelity® Balanced Fund — Class A	612	947
Fidelity Stock Fund
Fidelity® Leveraged Company Stock Fund — Class A	—	—
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A	21,421	43,712
Franklin Value Investors Trust
Franklin Small Cap Value Fund — Class A	16,666	17,831
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A	50,755	49,902
JPMorgan Investor Growth & Income Fund — Class A	—	—
Janus Investment Fund
Janus Henderson Forty Fund — Class A	—	—
Legg Mason Global Asset Management Trust
ClearBridge Value Fund — Class FI	11,623	13,461
Legg Mason Partners Variable Equity Trust
ClearBridge Growth Fund — Class FI	—	—
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A	—	—
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A	12,354	21,187
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A	12,298	13,570
PIMCO Funds
PIMCO High Yield Fund — Class A	13,328	22,215
PIMCO Long-Term U.S. Government Fund — Class A	85,915	62,753
PIMCO Low Duration Fund — Class A	22,266	33,465
PIMCO Total Return Fund — Class A	67,210	163,082
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A	2,899	3,298
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A	—	—
Putnam Investment Funds
Putnam International Small Cap Fund — Class A	12,888	20,877
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class	804	677
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class	2,239	4,907

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class	$—	$—
The AB Portfolios
AB All Market Total Return Portfolio — Class A	176,507	33,510
AB Wealth Appreciation Strategy — Class A	—	—
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A	12,106	13,920
Thornburg Investment Trust
Thornburg International Equity Fund — Class A	—	—
Thornburg Small/Mid Cap Growth Fund — Class A	—	—
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A	879	3,153
Virtus NFJ Large-Cap Value Fund — Class A	—	—

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLICNY may deduct charges for premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract. During the period of January 1, 2024 to December 31, 2025, there were no premiums received.

Charges are assessed under the contracts to cover mortality and expense risks that GLICNY assumes, certain administrative expenses, as well as any additional elective benefits provided under the contract. Contract owners may elect one of two separate classes of contracts available – one class that assesses a sales charge upon surrender of the contract within 7 years of receipt of the purchase payment (“Class B”), the other class which assesses a sales charge upon surrender of the contract within 4 years of receipt of the purchase payment (“Class L”). There is also a charge assessed if the contract owner elects a joint annuitant, a living benefit rider option and/or a death benefit rider option.

The mortality and expense risk charge for the contract is lower if the contract owner elects Class B and higher if the contract owner elects Class L. As of December 31, 2025, the mortality and expense risk charge was 1.20% for Class B and 1.50% for Class L. As of December 31, 2025, the administrative expense charge for both classes was 0.15% and the joint annuitant charge for both classes was 0.05%. The administrative expense charge, mortality and expense risk charge and joint annuitant charge are assessed on the contract owners’ average daily net assets in the Separate Account and, therefore, are assessed through a reduction of unit values.

As of December 31, 2025, the charge for the living benefit rider options upon reset was 1.25% of benefit base and, if the Principal Protection Death Benefit (“PPDB”) was elected with the living benefit rider option, there is an additional charge that ranged from 0.15% to 0.50% of the value of the PPDB. The charge for the Annual Step-Up Death Benefit Rider (“ASDB”) as of December 31, 2025 was 0.20%. The charge for the ASDB is assessed as a percentage of contract value at the time the charge is taken. The charges for the living benefit riders, including the PPDB, and the ASDB are assessed through a redemption in units.

Note 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more available rider options equal to the total amount assessed on a daily basis. The range of

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

contract charges as of December 31, 2025 was 1.35% to 1.70% as a percentage of contract owners’ average daily net assets in the Separate Account and reflect a Class B contract with a single annuitant (lowest fee) to a Class L contract with joint annuitants. The charges for the living benefit riders, including the PPDB, and the ASDB rider are not reflected in this range because the charges are not assessed on the contract owners’ average daily net assets in the Separate Account. In addition to the charges described above, an annual contract maintenance charge of $30.00 is assessed to all contracts. This charge is taken on each contract anniversary and at the time the contract is surrendered. This charge is assessed through a redemption in units. This charge is not assessed if the contract owner’s contract value is $40,000 or more at the time the charge is due.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2025 and 2024 are reflected in the Statements of Changes in Net Assets.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2025, 2024, 2023, 2022, and 2021 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A
2025	1.35% to 1.70%	—	44.53 to 41.83	—	0.00%	3.44% to 3.07%
2024	1.35% to 1.70%	—	43.05 to 40.58	—	0.00%	16.88% to 16.47%
2023	1.35% to 1.70%	—	36.83 to 34.84	—	0.00%	16.25% to 15.84%
2022	1.35% to 1.70%	—	31.68 to 30.08	—	0.00%	(39.91)% to (40.13)%
2021	1.35% to 1.70%	—	52.73 to 50.24	—	0.00%	7.86% to 7.47%
AB Trust
AB International Value Fund — Class A
2025	1.35% to 1.70%	—	10.79 to 10.13	—	0.00%	40.06% to 39.56%
2024	1.35% to 1.70%	—	7.70 to 7.26	—	0.00%	3.38% to 3.01%
2023	1.35% to 1.70%	—	7.45 to 7.05	—	0.00%	13.34% to 12.94%
2022	1.35% to 1.70%	7,591	6.57 to 6.24	49	1.18%	(12.01)% to (12.32)%
2021	1.35% to 1.70%	—	7.47 to 7.12	—	0.00%	9.27% to 8.88%
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Discovery Large Cap Fund — Class A
2025	1.35% to 1.70%	—	43.47 to 40.84	—	0.00%	11.10% to 10.71%
2024	1.35% to 1.70%	4,930	39.13 to 36.89	188	0.00%	32.19% to 31.72%
2023	1.35% to 1.70%	3,426	29.60 to 28.01	99	0.00%	33.69% to 33.22%
2022	1.35% to 1.70%	2,183	22.14 to 21.02	47	0.00%	(32.03)% to (32.27)%
2021	1.35% to 1.70%	—	32.57 to 31.04	—	0.00%	20.69% to 20.27%
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A
2025	1.35% to 1.70%	2,746	34.98 to 32.86	93	0.22%	14.38% to 13.97%
2024	1.35% to 1.70%	—	30.58 to 28.83	—	0.00%	23.59% to 23.15%
2023	1.35% to 1.70%	—	24.75 to 23.41	—	0.00%	21.38% to 20.95%
2022	1.35% to 1.70%	9,609	20.39 to 19.36	192	1.42%	(21.79)% to (22.07)%
2021	1.35% to 1.70%	1,169	26.07 to 24.84	30	0.32%	25.68% to 25.23%
Invesco Main Street Fund® — Class A
2025	1.35% to 1.70%	2,263	42.50 to 39.93	94	0.46%	14.37% to 13.96%
2024	1.35% to 1.70%	1,307	37.16 to 35.04	47	0.65%	21.96% to 21.53%
2023	1.35% to 1.70%	—	30.47 to 28.83	—	0.00%	21.41% to 20.98%
2022	1.35% to 1.70%	9,794	25.10 to 23.83	241	0.99%	(21.25)% to (21.53)%
2021	1.35% to 1.70%	9,522	31.87 to 30.37	298	0.53%	25.88% to 25.43%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A
2025	1.35% to 1.70%	1,424	33.46 to 31.44	46	0.18%	7.45% to 7.07%
2024	1.35% to 1.70%	1,549	31.14 to 29.36	47	0.23%	15.48% to 15.07%
2023	1.35% to 1.70%	1,881	26.97 to 25.52	50	0.00%	12.94% to 12.54%
2022	1.35% to 1.70%	—	23.88 to 22.67	—	0.00%	(15.50)% to (15.80)%
2021	1.35% to 1.70%	—	28.26 to 26.93	—	0.00%	21.36% to 20.93%
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A
2025	1.65% to 1.65%	626	30.87 to 30.87	19	0.00%	13.35% to 13.35%
2024	1.65% to 1.65%	726	27.23 to 27.23	20	0.00%	14.35% to 14.35%
2023	1.65% to 1.65%	882	23.82 to 23.82	21	0.00%	31.83% to 31.83%
2022	1.65% to 1.65%	1,177	18.07 to 18.07	21	0.00%	(33.26)% to (33.26)%
2021	1.65% to 1.65%	1,122	27.07 to 27.07	30	0.00%	13.46% to 13.46%
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A
2025	1.65% to 1.65%	504	38.28 to 38.28	19	1.55%	15.22% to 15.22%
2024	1.35% to 1.70%	1,990	34.94 to 32.94	67	1.67%	13.46% to 13.06%
2023	1.35% to 1.70%	2,368	30.80 to 29.14	71	1.27%	10.73% to 10.34%
2022	1.65% to 1.65%	808	26.61 to 26.61	21	1.37%	(0.85)% to (0.85)%
2021	1.35% to 1.70%	—	27.97 to 26.65	—	0.00%	31.52% to 31.05%
Allspring Funds Trust
Allspring Disciplined U.S. Core Fund — Class A
2025	1.35% to 1.70%	—	67.49 to 63.89	—	0.00%	17.06% to 16.64%
2024	1.35% to 1.70%	—	57.66 to 54.77	—	0.00%	27.48% to 27.03%
2023	1.35% to 1.70%	—	45.23 to 43.12	—	0.00%	24.24% to 23.80%
2022	1.35% to 1.70%	—	36.40 to 34.83	—	0.00%	(19.22)% to (19.51)%
2021	1.35% to 1.70%	—	45.07 to 43.27	—	0.00%	28.66% to 28.21%
Allspring Special Large Cap Value Fund — Class A
2025	1.35% to 1.70%	—	43.71 to 41.37	—	0.00%	14.88% to 14.47%
2024	1.35% to 1.70%	—	38.05 to 36.14	—	0.00%	14.98% to 14.57%
2023	1.35% to 1.70%	—	33.09 to 31.55	—	0.00%	12.06% to 11.67%
2022	1.35% to 1.70%	—	29.53 to 28.25	—	0.00%	(7.85)% to (8.18)%
2021	1.35% to 1.70%	—	32.04 to 30.77	—	0.00%	22.09% to 21.66%
Allspring Treasury Plus Money Market Fund — Class A
2025	1.35% to 1.70%	—	9.65 to 9.13	—	0.97%	2.38% to 2.01%
2024	1.40% to 1.40%	8,161	9.36 to 9.36	76	0.49%	3.24% to 3.24%
2023	1.35% to 1.70%	—	9.13 to 8.70	—	0.06%	3.19% to 2.83%
2022	1.40% to 1.40%	8,820	8.79 to 8.79	78	0.38%	(0.22)% to (0.22)%
2021	1.35% to 1.70%	—	8.86 to 8.50	—	0.00%	(1.34)% to (1.69)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class
2025	1.35% to 1.70%	—	29.18 to 27.41	—	0.00%	10.12% to 9.73%
2024	1.35% to 1.70%	—	26.49 to 24.98	—	0.00%	8.76% to 8.37%
2023	1.35% to 1.70%	—	24.36 to 23.05	—	0.00%	2.25% to 1.88%
2022	1.35% to 1.70%	—	23.83 to 22.62	—	0.00%	(4.68)% to (5.02)%
2021	1.35% to 1.70%	—	25.00 to 23.82	—	0.82%	14.92% to 14.51%
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class
2025	1.35% to 1.70%	9,705	12.06 to 11.33	114	3.93%	4.89% to 4.52%
2024	1.35% to 1.70%	10,795	11.50 to 10.84	121	1.72%	0.15% to (0.20)%
2023	1.35% to 1.70%	13,120	11.48 to 10.86	147	3.66%	1.43% to 1.07%
2022	1.35% to 1.70%	18,428	11.32 to 10.74	204	7.55%	(13.73)% to (14.03)%
2021	1.35% to 1.70%	8,322	13.12 to 12.50	107	4.05%	4.69% to 4.32%
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A
2025	1.35% to 1.65%	11,306	20.23 to 19.18	220	2.49%	17.77% to 17.41%
2024	1.35% to 1.65%	12,539	17.18 to 16.33	208	1.13%	7.52% to 7.20%
2023	1.35% to 1.65%	12,986	15.98 to 15.24	201	1.19%	10.83% to 10.50%
2022	1.35% to 1.65%	13,453	14.42 to 13.79	188	0.00%	(17.18)% to (17.43)%
2021	1.35% to 1.65%	14,508	17.41 to 16.70	245	0.95%	5.01% to 4.69%
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A
2025	1.35% to 1.70%	1,436	33.56 to 31.53	47	1.84%	23.32% to 22.89%
2024	1.35% to 1.70%	1,798	27.21 to 25.66	48	1.92%	8.58% to 8.20%
2023	1.35% to 1.70%	2,153	25.06 to 23.71	53	2.17%	14.36% to 13.96%
2022	1.35% to 1.70%	2,258	21.91 to 20.81	48	1.36%	(6.14)% to (6.47)%
2021	1.35% to 1.70%	—	23.35 to 22.25	—	0.00%	20.59% to 20.17%
Calamos Investment Trust
Calamos Growth Fund — Class A
2025	1.65% to 1.65%	457	36.78 to 36.78	17	0.00%	14.23% to 14.23%
2024	1.65% to 1.65%	468	32.20 to 32.20	15	0.00%	30.05% to 30.05%
2023	1.65% to 1.65%	562	24.76 to 24.76	14	0.00%	35.31% to 35.31%
2022	1.35% to 1.70%	3,211	19.13 to 18.16	60	0.00%	(34.23)% to (34.47)%
2021	1.35% to 1.70%	2,224	29.09 to 27.72	63	0.00%	21.61% to 21.18%
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares, Inc. — Class A
2025	1.35% to 1.70%	3,102	15.57 to 14.63	47	3.12%	8.81% to 8.42%
2024	1.35% to 1.70%	3,408	14.31 to 13.49	48	2.40%	(0.83)% to (1.19)%
2023	1.35% to 1.70%	3,556	14.43 to 13.65	50	1.33%	8.93% to 8.54%
2022	1.35% to 1.70%	—	13.25 to 12.58	—	0.00%	(26.32)% to (26.58)%
2021	1.35% to 1.70%	—	17.98 to 17.13	—	1.79%	24.67% to 24.23%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Columbia Acorn Trust
Columbia Acorn Fund — Class A
2025	1.65% to 1.65%	3,011	25.98 to 25.98	78	0.00%	2.84% to 2.84%
2024	1.65% to 1.65%	2,834	25.27 to 25.27	72	0.00%	12.26% to 12.26%
2023	1.65% to 1.65%	3,135	22.51 to 22.51	71	0.00%	19.59% to 19.59%
2022	1.65% to 1.65%	3,300	18.82 to 18.82	62	0.00%	(35.10)% to (35.10)%
2021	1.35% to 1.70%	4,431	30.22 to 28.80	129	0.95%	7.32% to 6.94%
Columbia Acorn International SelectSM — Class A
2025	1.35% to 1.70%	—	10.69 to 10.49	—	0.00%	19.48% to 19.06%
2024	1.35% to 1.70%	—	8.95 to 8.81	—	0.00%	(1.66)% to (2.01)%
2023	1.35% to 1.70%	—	9.10 to 8.99	—	0.00%	16.54% to 16.12%
2022	1.35% to 1.70%	—	7.81 to 7.74	—	0.00%	(37.65)% to (37.87)%
2021	1.35% to 1.70%	26,072	12.53 to 12.46	326	0.72%	9.00% to 8.61%
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A
2025	1.35% to 1.70%	—	32.92 to 31.87	—	0.00%	13.74% to 13.34%
2024	1.35% to 1.70%	—	28.94 to 28.11	—	0.00%	22.77% to 22.33%
2023	1.35% to 1.70%	2,133	23.58 to 22.98	50	0.00%	29.50% to 29.04%
2022	1.35% to 1.70%	5,290	18.21 to 17.81	95	0.00%	(30.63)% to (30.88)%
2021	1.35% to 1.70%	1,747	26.25 to 25.77	46	0.00%	17.47% to 17.05%
Columbia Select Mid Cap Value Fund — Class A
2025	1.35% to 1.70%	1,627	32.65 to 30.68	51	0.62%	12.08% to 11.69%
2024	1.35% to 1.70%	1,844	29.13 to 27.47	52	0.48%	11.33% to 10.93%
2023	1.65% to 1.65%	193	24.96 to 24.96	5	0.85%	8.44% to 8.44%
2022	1.65% to 1.65%	201	23.02 to 23.02	5	0.55%	(10.94)% to (10.94)%
2021	1.65% to 1.65%	246	25.84 to 25.84	6	0.30%	29.78% to 29.78%
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A
2025	1.35% to 1.70%	1,647	35.84 to 33.67	57	0.74%	25.17% to 24.72%
2024	1.65% to 1.65%	350	27.22 to 27.22	10	1.61%	15.56% to 15.56%
2023	1.65% to 1.65%	406	23.56 to 23.56	10	0.92%	27.86% to 27.86%
2022	1.65% to 1.65%	501	18.42 to 18.42	9	1.48%	(18.83)% to (18.83)%
2021	1.65% to 1.65%	550	22.70 to 22.70	12	0.14%	10.65% to 10.65%
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A
2025	1.35% to 1.70%	4,176	16.25 to 15.26	66	7.17%	2.20% to 1.84%
2024	1.35% to 1.70%	4,807	15.90 to 14.99	74	8.00%	6.49% to 6.11%
2023	1.35% to 1.70%	5,423	14.93 to 14.12	79	8.37%	10.32% to 9.93%
2022	1.35% to 1.70%	6,303	13.53 to 12.85	83	5.05%	(3.90)% to (4.24)%
2021	1.35% to 1.70%	3,588	14.08 to 13.42	50	3.08%	2.61% to 2.25%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A
2025	1.35% to 1.70%	2	26.78 to 25.16	—	0.00%	10.60% to 10.21%
2024	1.35% to 1.70%	2	24.21 to 22.83	—	0.00%	9.98% to 9.58%
2023	1.35% to 1.70%	2	22.02 to 20.83	—	0.53%	6.46% to 6.09%
2022	1.35% to 1.70%	2,395	20.68 to 19.64	48	1.11%	(4.09)% to (4.43)%
2021	1.35% to 1.70%	1,426	21.56 to 20.55	30	0.97%	22.62% to 22.18%
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A
2025	1.35% to 1.70%	2,054	31.28 to 29.38	62	0.00%	10.03% to 9.64%
2024	1.65% to 1.65%	535	27.03 to 27.03	14	0.00%	14.32% to 14.32%
2023	1.65% to 1.65%	581	23.64 to 23.64	14	0.00%	13.02% to 13.02%
2022	1.65% to 1.65%	583	20.92 to 20.92	12	0.00%	(31.39)% to (31.39)%
2021	1.65% to 1.65%	537	30.49 to 30.49	16	0.00%	0.72% to 0.72%
Fidelity Advisor Series I
Fidelity Advisor® Equity Growth Fund — Class A
2025	1.35% to 1.70%	777	61.85 to 58.11	47	0.00%	12.73% to 12.33%
2024	1.35% to 1.70%	2,654	54.87 to 51.73	142	0.00%	27.96% to 27.50%
2023	1.35% to 1.70%	1,605	42.88 to 40.57	67	0.00%	33.43% to 32.95%
2022	1.35% to 1.70%	1,512	32.14 to 30.51	48	0.00%	(25.68)% to (25.94)%
2021	1.35% to 1.70%	701	43.24 to 41.20	30	0.00%	21.07% to 20.64%
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A
2025	1.35% to 1.70%	—	32.68 to 30.70	—	0.00%	10.01% to 9.62%
2024	1.35% to 1.70%	1,626	29.71 to 28.01	47	0.18%	15.33% to 14.92%
2023	1.35% to 1.70%	—	25.76 to 24.37	—	0.00%	13.16% to 12.76%
2022	1.35% to 1.70%	—	22.76 to 21.61	—	0.00%	(16.17)% to (16.46)%
2021	1.35% to 1.70%	—	27.15 to 25.87	—	0.00%	23.23% to 22.80%
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A
2025	1.35% to 1.70%	1,538	54.55 to 51.24	81	0.00%	21.01% to 20.58%
2024	1.35% to 1.70%	1,786	45.08 to 42.50	78	0.03%	33.08% to 32.60%
2023	1.35% to 1.70%	8,212	33.87 to 32.05	271	0.23%	34.12% to 33.65%
2022	1.65% to 1.65%	1,038	24.16 to 24.16	25	0.34%	(28.68)% to (28.68)%
2021	1.35% to 1.70%	1,864	35.30 to 33.64	64	0.00%	22.62% to 22.19%
Fidelity Puritan Trust
Fidelity® Balanced Fund — Class A
2025	1.40% to 1.40%	509	11.35 to 11.35	6	1.56%	13.28% to 13.28%
2024 (6)	1.40% to 1.40%	558	10.02 to 10.02	6	0.42%	0.24% to 0.24%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Fidelity Stock Fund
Fidelity® Leveraged Company Stock Fund — Class A
2025	1.35% to 1.70%	—	11.86 to 11.81	—	0.00%	18.39% to 17.97%
2024 (6)	1.35% to 1.70%	—	10.02 to 10.01	—	0.00%	0.19% to 0.13%
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A
2025	1.35% to 1.70%	16,929	20.21 to 18.99	329	0.86%	14.33% to 13.92%
2024	1.35% to 1.70%	18,750	17.68 to 16.67	320	1.11%	11.34% to 10.94%
2023	1.35% to 1.70%	20,671	15.88 to 15.02	317	1.73%	11.40% to 11.01%
2022	1.35% to 1.70%	22,597	14.25 to 13.53	312	4.08%	(13.02)% to (13.33)%
2021	1.35% to 1.70%	24,197	16.39 to 15.61	385	0.83%	10.23% to 9.84%
Franklin Value Investors Trust
Franklin Small Cap Value Fund — Class A
2025	1.35% to 1.70%	1,564	30.29 to 28.46	46	0.96%	5.86% to 5.48%
2024	1.35% to 1.70%	1,683	28.62 to 26.98	47	0.77%	9.80% to 9.41%
2023	1.35% to 1.70%	1,963	26.06 to 24.66	50	0.87%	11.37% to 10.98%
2022	1.35% to 1.70%	—	23.40 to 22.22	—	0.00%	(11.41)% to (11.72)%
2021	1.35% to 1.70%	—	26.42 to 25.17	—	0.00%	23.77% to 23.34%
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A
2025	1.35% to 1.70%	12,030	13.42 to 12.61	157	3.77%	5.66% to 5.28%
2024	1.35% to 1.70%	12,217	12.71 to 11.98	151	3.73%	0.44% to 0.08%
2023	1.35% to 1.70%	9,034	12.65 to 11.97	111	3.06%	4.00% to 3.63%
2022	1.35% to 1.70%	27,358	12.16 to 11.55	325	2.26%	(13.74)% to (14.04)%
2021	1.35% to 1.70%	30,904	14.10 to 13.44	427	1.77%	(2.70)% to (3.04)%
JPMorgan Investor Growth & Income Fund — Class A
2025	1.35% to 1.70%	—	27.99 to 26.29	—	0.00%	12.39% to 11.99%
2024	1.35% to 1.70%	—	24.90 to 23.48	—	0.00%	11.20% to 10.80%
2023	1.35% to 1.70%	—	22.39 to 21.19	—	0.00%	14.28% to 13.88%
2022	1.35% to 1.70%	—	19.59 to 18.61	—	0.00%	(15.87)% to (16.17)%
2021	1.35% to 1.70%	—	23.29 to 22.19	—	0.00%	12.43% to 12.03%
Janus Investment Fund
Janus Henderson Forty Fund — Class A
2025	1.35% to 1.70%	—	50.75 to 47.67	—	0.00%	16.46% to 16.05%
2024	1.35% to 1.70%	—	43.57 to 41.08	—	0.00%	26.24% to 25.79%
2023	1.35% to 1.70%	1,995	34.52 to 32.66	67	0.02%	37.66% to 37.18%
2022	1.35% to 1.70%	1,939	25.07 to 23.81	48	0.00%	(34.60)% to (34.83)%
2021	1.35% to 1.70%	—	38.34 to 36.53	—	0.00%	21.01% to 20.58%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Legg Mason Global Asset Management Trust
ClearBridge Value Fund — Class FI
2025	1.35% to 1.70%	1,498	31.94 to 30.01	47	0.87%	8.84% to 8.46%
2024	1.35% to 1.70%	1,654	29.35 to 27.67	47	0.36%	13.44% to 13.04%
2023	1.35% to 1.70%	—	25.87 to 24.48	—	0.00%	17.61% to 17.19%
2022	1.35% to 1.70%	—	22.00 to 20.89	—	0.00%	(7.77)% to (8.10)%
2021	1.35% to 1.70%	—	23.85 to 22.73	—	0.00%	26.20% to 25.76%
Legg Mason Partners Variable Equity Trust
ClearBridge Growth Fund — Class FI
2025	1.35% to 1.70%	—	30.87 to 29.00	—	0.00%	11.84% to 11.44%
2024	1.35% to 1.70%	—	27.60 to 26.02	—	0.00%	10.60% to 10.20%
2023	1.35% to 1.70%	—	24.96 to 23.62	—	0.00%	22.12% to 21.69%
2022	1.35% to 1.70%	—	20.44 to 19.41	—	0.00%	(26.60)% to (26.86)%
2021	1.35% to 1.70%	1,704	27.85 to 26.53	47	0.00%	6.33% to 5.95%
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund— Class A
2025	1.35% to 1.70%	—	29.59 to 27.80	—	0.00%	14.19% to 13.79%
2024	1.35% to 1.70%	—	25.91 to 24.43	—	0.00%	15.71% to 15.30%
2023	1.35% to 1.70%	—	22.39 to 21.19	—	0.00%	9.00% to 8.61%
2022	1.35% to 1.70%	—	20.55 to 19.51	—	0.87%	(11.06)% to (11.38)%
2021	1.35% to 1.70%	1,329	23.10 to 22.01	30	1.22%	25.03% to 24.59%
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A
2025	1.35% to 1.70%	3,450	19.73 to 18.54	66	6.00%	6.93% to 6.55%
2024	1.35% to 1.70%	4,103	18.45 to 17.40	74	5.85%	5.32% to 4.95%
2023	1.35% to 1.70%	4,647	17.52 to 16.58	80	2.43%	5.39% to 5.01%
2022	1.35% to 1.70%	—	16.63 to 15.79	—	2.36%	(13.89)% to (14.19)%
2021	1.35% to 1.70%	2,300	19.31 to 18.40	44	1.42%	1.84% to 1.48%
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A
2025	1.35% to 1.70%	1,754	27.14 to 25.50	46	0.44%	5.82% to 5.45%
2024	1.35% to 1.70%	1,896	25.65 to 24.18	47	0.51%	13.49% to 13.08%
2023	1.35% to 1.70%	—	22.60 to 21.38	—	0.00%	13.94% to 13.54%
2022	1.35% to 1.70%	—	19.83 to 18.83	—	0.00%	(12.26)% to (12.57)%
2021	1.35% to 1.70%	—	22.60 to 21.54	—	0.00%	27.14% to 26.69%
PIMCO Funds
PIMCO High Yield Fund — Class A
2025	1.35% to 1.70%	3,373	20.22 to 18.99	66	5.92%	6.73% to 6.35%
2024	1.35% to 1.70%	4,011	18.94 to 17.86	74	5.83%	4.95% to 4.58%
2023	1.35% to 1.70%	4,519	18.05 to 17.08	80	5.48%	10.85% to 10.46%
2022	1.35% to 1.70%	5,169	16.28 to 15.46	82	4.67%	(12.29)% to (12.60)%
2021	1.35% to 1.70%	8,684	18.57 to 17.69	158	4.16%	2.28% to 1.92%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
PIMCO Long-Term U.S. Government Fund — Class A
2025	1.35% to 1.70%	14,599	13.32 to 12.52	189	3.51%	4.63% to 4.26%
2024	1.35% to 1.70%	12,890	12.73 to 12.01	160	2.92%	(7.25)% to (7.59)%
2023	1.35% to 1.70%	18,647	13.73 to 12.99	250	1.31%	1.76% to 1.40%
2022	1.35% to 1.70%	—	13.49 to 12.81	—	1.02%	(30.18)% to (30.43)%
2021	1.35% to 1.70%	20,138	19.33 to 18.42	381	1.56%	(6.16)% to (6.50)%
PIMCO Low Duration Fund — Class A
2025	1.35% to 1.70%	11,698	11.63 to 10.92	134	3.95%	3.83% to 3.47%
2024	1.35% to 1.70%	13,009	11.20 to 10.56	143	3.88%	3.10% to 2.73%
2023	1.35% to 1.70%	14,024	10.86 to 10.27	150	3.79%	3.59% to 3.23%
2022	1.35% to 1.70%	15,140	10.48 to 9.95	156	1.56%	(6.72)% to (7.05)%
2021	1.35% to 1.70%	29,168	11.24 to 10.71	323	0.54%	(2.31)% to (2.66)%
PIMCO Total Return Fund — Class A
2025	1.35% to 1.70%	20,949	14.20 to 13.34	287	4.23%	7.49% to 7.11%
2024	1.35% to 1.70%	28,825	13.21 to 12.45	369	4.21%	0.87% to 0.51%
2023	1.35% to 1.70%	26,760	13.09 to 12.39	340	3.55%	4.52% to 4.15%
2022	1.35% to 1.70%	34,512	12.53 to 11.90	421	4.08%	(15.54)% to (15.84)%
2021	1.35% to 1.70%	24,327	14.83 to 14.13	352	1.91%	(2.51)% to (2.86)%
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A
2025	1.65% to 1.65%	1,289	12.63 to 12.63	16	0.00%	13.98% to 13.98%
2024	1.65% to 1.65%	1,335	11.08 to 11.08	15	0.00%	29.35% to 29.35%
2023	1.65% to 1.65%	1,603	8.57 to 8.57	14	0.00%	49.79% to 49.79%
2022	1.65% to 1.65%	2,066	5.72 to 5.72	12	0.00%	(41.71)% to (41.71)%
2021 (4)	1.35% to 1.70%	4,664	9.81 to 9.81	46	0.00%	(1.87)% to (1.89)%
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A
2025	1.35% to 1.70%	—	10.00 to 9.39	—	0.00%	36.72% to 36.24%
2024	1.35% to 1.70%	—	7.31 to 6.90	—	0.00%	(0.57)% to (0.93)%
2023	1.35% to 1.70%	—	7.36 to 6.96	—	0.00%	(3.50)% to (3.84)%
2022	1.35% to 1.70%	—	7.62 to 7.24	—	0.00%	22.83% to 22.39%
2021	1.35% to 1.70%	—	6.21 to 5.91	—	0.00%	25.51% to 25.07%
Putnam Investment Funds
Putnam International Small Cap Fund — Class A
2025	1.35% to 1.70%	2,725	17.72 to 16.64	47	5.51%	28.38% to 27.93%
2024	1.35% to 1.70%	3,567	13.80 to 13.01	48	3.58%	1.64% to 1.28%
2023	1.35% to 1.70%	3,797	13.58 to 12.85	50	0.43%	13.67% to 13.27%
2022	1.35% to 1.70%	4,191	11.94 to 11.34	49	0.64%	(19.12)% to (19.41)%
2021	1.35% to 1.70%	2,093	14.77 to 14.07	30	0.82%	11.88% to 11.49%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class
2025	1.65% to 1.65%	130	38.68 to 38.68	5	1.64%	10.32% to 10.32%
2024	1.65% to 1.65%	135	35.06 to 35.06	5	1.93%	10.55% to 10.55%
2023	1.65% to 1.65%	151	31.71 to 31.71	5	1.91%	16.57% to 16.57%
2022	1.65% to 1.65%	168	27.21 to 27.21	5	1.13%	(13.62)% to (13.62)%
2021	1.65% to 1.65%	199	31.50 to 31.50	6	0.27%	16.26% to 16.26%
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class
2025	1.65% to 1.65%	662	29.03 to 29.03	19	1.41%	12.31% to 12.31%
2024	1.65% to 1.65%	761	25.85 to 25.85	20	1.64%	9.67% to 9.67%
2023	1.35% to 1.70%	3,676	24.71 to 23.38	88	1.91%	7.87% to 7.49%
2022	1.35% to 1.70%	3,133	22.91 to 21.75	70	1.92%	(4.87)% to (5.21)%
2021	1.35% to 1.70%	1,270	24.08 to 22.95	30	1.22%	23.57% to 23.13%
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class
2025	1.35% to 1.70%	—	56.67 to 53.24	—	0.00%	13.77% to 13.37%
2024	1.35% to 1.70%	—	49.81 to 46.96	—	0.00%	27.51% to 27.06%
2023	1.35% to 1.70%	—	39.06 to 36.96	—	0.00%	42.93% to 42.43%
2022	1.35% to 1.70%	—	27.33 to 25.95	—	0.00%	(41.10)% to (41.31)%
2021	1.35% to 1.70%	1,329	46.40 to 44.21	60	0.00%	18.09% to 17.67%
The AB Portfolios
AB All Market Total Return Portfolio — Class A
2025	1.35% to 1.70%	15,188	17.23 to 16.19	256	4.07%	13.68% to 13.27%
2024	1.35% to 1.70%	7,666	15.16 to 14.29	115	2.95%	6.90% to 6.52%
2023	1.35% to 1.70%	8,259	14.18 to 13.42	116	1.46%	9.54% to 9.15%
2022	1.35% to 1.40%	4,876	12.95 to 12.85	63	2.62%	(20.84)% to (20.88)%
2021	1.35% to 1.40%	4,675	16.35 to 16.24	76	0.00%	11.43% to 11.37%
AB Wealth Appreciation Strategy — Class A
2025	1.35% to 1.70%	—	25.45 to 23.91	—	0.00%	19.64% to 19.22%
2024	1.35% to 1.70%	—	21.27 to 20.06	—	0.00%	17.24% to 16.83%
2023	1.35% to 1.70%	2,809	18.15 to 17.17	50	1.10%	19.09% to 18.67%
2022	1.35% to 1.70%	—	15.24 to 14.47	—	0.00%	(19.78)% to (20.06)%
2021	1.35% to 1.70%	—	18.99 to 18.10	—	0.00%	18.74% to 18.32%
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A
2025	1.35% to 1.40%	3,480	22.00 to 21.81	77	3.76%	7.98% to 7.92%
2024	1.35% to 1.40%	3,700	20.38 to 20.21	75	4.84%	3.09% to 3.04%
2023	1.35% to 1.40%	3,723	19.77 to 19.61	74	5.35%	15.36% to 15.30%
2022	1.35% to 1.40%	4,061	17.13 to 17.01	70	3.38%	0.44% to 0.39%
2021 (5)	1.35% to 1.40%	4,763	17.06 to 16.95	81	1.54%	20.56% to 20.50%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Thornburg Investment Trust
Thornburg International Equity Fund — Class A
2025	1.35% to 1.70%	—	19.75 to 18.56	—	0.00%	32.02% to 31.55%
2024	1.35% to 1.70%	—	14.96 to 14.11	—	0.00%	9.73% to 9.34%
2023	1.35% to 1.70%	—	13.64 to 12.90	—	0.00%	14.21% to 13.81%
2022	1.35% to 1.70%	—	11.94 to 11.34	—	0.00%	(18.13)% to (18.42)%
2021	1.35% to 1.70%	—	14.58 to 13.90	—	0.00%	5.81% to 5.44%
Thornburg Small/Mid Cap Growth Fund — Class A
2025	1.35% to 1.70%	—	26.30 to 24.71	—	0.00%	2.90% to 2.54%
2024	1.35% to 1.70%	—	25.56 to 24.10	—	0.00%	18.04% to 17.62%
2023	1.35% to 1.70%	—	21.65 to 20.48	—	0.00%	17.95% to 17.53%
2022	1.35% to 1.70%	—	18.36 to 17.43	—	0.00%	(35.08)% to (35.31)%
2021	1.35% to 1.70%	1,088	28.28 to 26.94	30	0.00%	(5.62)% to (5.95)%
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A
2025	1.65% to 1.65%	949	10.64 to 10.64	10	5.51%	39.53% to 39.53%
2024	1.65% to 1.65%	1,254	7.62 to 7.62	10	2.27%	(4.22)% to (4.22)%
2023	1.65% to 1.65%	1,205	7.96 to 7.96	10	1.62%	8.52% to 8.52%
2022	1.65% to 1.65%	1,245	7.34 to 7.34	9	1.83%	(20.63)% to (20.63)%
2021	1.65% to 1.65%	1,362	9.24 to 9.24	13	1.44%	8.08% to 8.08%
Virtus NFJ Large-Cap Value Fund — Class A
2025	1.35% to 1.70%	—	22.89 to 21.50	—	0.00%	5.08% to 4.71%
2024	1.35% to 1.70%	—	21.78 to 20.53	—	0.00%	4.59% to 4.21%
2023	1.35% to 1.70%	—	20.83 to 19.70	—	0.00%	15.97% to 15.56%
2022	1.35% to 1.70%	—	17.96 to 17.05	—	0.41%	(15.98)% to (16.28)%
2021	1.35% to 1.70%	13,915	21.37 to 20.37	292	0.61%	24.49% to 24.05%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 10 to December 31, 2021.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from January 11 to December 31, 2021.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from October 25 to December 31, 2024.